Net financial expenses/(income) (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance expenses
The following table summarizes the Company’s financial income and expenses, included within Net financial expenses:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Interest income and other financial income	€1,066	€188	€108

Financial expenses:
Interest expense and other financial expenses:	959	545	178
Interest expense on notes	281	182	97
Interest expense on borrowings from bank	105	77	16
Other interest cost and financial expenses	573	286	65
Interest on lease liabilities	63	56	13
Write-down of financial assets	14	10	16
Net interest expense/(income) on employee benefits provisions	163	169	(8)
Total Financial expenses	1,199	780	199
Net expenses from derivative financial instruments and exchange rate differences	635	142	3
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,834	922	202

Net Financial expenses	€768	€734	€94